Share Based Compensation - Stock Appreciation Rights (Details) - Stock Appreciation Rights (SARs) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
Share Based Compensation
Term of awards	7 years
Vesting period	3 years
Number
Outstanding, beginning of year | EquityInstruments	463	509
Granted | EquityInstruments	10	10
Exercised | EquityInstruments	(121)
Forfeited/expired | EquityInstruments	(65)	(56)
Outstanding, end of year | EquityInstruments	287	463
Exercisable, end of year | EquityInstruments	242	357
Weighted Average Exercise Price
Outstanding, beginning of year | $ / shares	$ 39.06	$ 39.25
Granted | $ / shares	36.76	22.63
Exercised | $ / shares	37.18
Forfeited/expired | $ / shares	38.25	37.78
Outstanding, end of year | $ / shares	39.95	39.06
Exercisable, end of year | $ / shares	$ 40.82	$ 39.68